SCHEDULE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalent	$ 595,014	$ 6,903,499
Restricted cash - current	1,000,000	2,500,000
Restricted cash - non-current	1,500,000
Total Cash and cash equivalent and Restricted cash	$ 3,095,014	$ 9,403,499	$ 16,072,169	$ 4,433,292